Shareholder Report, Holdings (Details)	Mar. 31, 2026
The Brown Capital Management Small Company Fund (Investor Shares) | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
The Brown Capital Management Small Company Fund (Investor Shares) | Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
The Brown Capital Management Small Company Fund (Investor Shares) | Cognex Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
The Brown Capital Management Small Company Fund (Investor Shares) | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
The Brown Capital Management Small Company Fund (Investor Shares) | Veeva Systems, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
The Brown Capital Management Small Company Fund (Investor Shares) | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
The Brown Capital Management Small Company Fund (Investor Shares) | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
The Brown Capital Management Small Company Fund (Investor Shares) | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
The Brown Capital Management Small Company Fund (Investor Shares) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
The Brown Capital Management Small Company Fund (Investor Shares) | Xometry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
The Brown Capital Management Small Company Fund (Investor Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.44%
The Brown Capital Management Small Company Fund (Investor Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
The Brown Capital Management Small Company Fund (Investor Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.02%
The Brown Capital Management Small Company Fund (Investor Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.88%
The Brown Capital Management Small Company Fund (Investor Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.36%
The Brown Capital Management Small Company Fund (Investor Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
The Brown Capital Management Small Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
The Brown Capital Management Small Company Fund (Institutional Shares) | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
The Brown Capital Management Small Company Fund (Institutional Shares) | Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
The Brown Capital Management Small Company Fund (Institutional Shares) | Cognex Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
The Brown Capital Management Small Company Fund (Institutional Shares) | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
The Brown Capital Management Small Company Fund (Institutional Shares) | Veeva Systems, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
The Brown Capital Management Small Company Fund (Institutional Shares) | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
The Brown Capital Management Small Company Fund (Institutional Shares) | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
The Brown Capital Management Small Company Fund (Institutional Shares) | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
The Brown Capital Management Small Company Fund (Institutional Shares) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
The Brown Capital Management Small Company Fund (Institutional Shares) | Xometry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
The Brown Capital Management Small Company Fund (Institutional Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.44%
The Brown Capital Management Small Company Fund (Institutional Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
The Brown Capital Management Small Company Fund (Institutional Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.02%
The Brown Capital Management Small Company Fund (Institutional Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.88%
The Brown Capital Management Small Company Fund (Institutional Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.36%
The Brown Capital Management Small Company Fund (Institutional Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
The Brown Capital Management Small Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
The Brown Capital Management International All Company Fund (Investor Shares) | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
The Brown Capital Management International All Company Fund (Investor Shares) | AJ Bell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
The Brown Capital Management International All Company Fund (Investor Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
The Brown Capital Management International All Company Fund (Investor Shares) | Givaudan SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
The Brown Capital Management International All Company Fund (Investor Shares) | Novonesis A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
The Brown Capital Management International All Company Fund (Investor Shares) | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
The Brown Capital Management International All Company Fund (Investor Shares) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
The Brown Capital Management International All Company Fund (Investor Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
The Brown Capital Management International All Company Fund (Investor Shares) | First American Treasury Obligations Fund - X Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
The Brown Capital Management International All Company Fund (Investor Shares) | Azimut Holding S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
The Brown Capital Management International All Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
The Brown Capital Management International All Company Fund (Investor Shares) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.28%
The Brown Capital Management International All Company Fund (Investor Shares) | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
The Brown Capital Management International All Company Fund (Investor Shares) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
The Brown Capital Management International All Company Fund (Investor Shares) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Brown Capital Management International All Company Fund (Investor Shares) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
The Brown Capital Management International All Company Fund (Investor Shares) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
The Brown Capital Management International All Company Fund (Investor Shares) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
The Brown Capital Management International All Company Fund (Investor Shares) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
The Brown Capital Management International All Company Fund (Institutional Shares) | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
The Brown Capital Management International All Company Fund (Institutional Shares) | AJ Bell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
The Brown Capital Management International All Company Fund (Institutional Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
The Brown Capital Management International All Company Fund (Institutional Shares) | Givaudan SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
The Brown Capital Management International All Company Fund (Institutional Shares) | Novonesis A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
The Brown Capital Management International All Company Fund (Institutional Shares) | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
The Brown Capital Management International All Company Fund (Institutional Shares) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
The Brown Capital Management International All Company Fund (Institutional Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
The Brown Capital Management International All Company Fund (Institutional Shares) | First American Treasury Obligations Fund - X Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
The Brown Capital Management International All Company Fund (Institutional Shares) | Azimut Holding S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
The Brown Capital Management International All Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
The Brown Capital Management International All Company Fund (Institutional Shares) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.28%
The Brown Capital Management International All Company Fund (Institutional Shares) | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
The Brown Capital Management International All Company Fund (Institutional Shares) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
The Brown Capital Management International All Company Fund (Institutional Shares) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Brown Capital Management International All Company Fund (Institutional Shares) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
The Brown Capital Management International All Company Fund (Institutional Shares) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
The Brown Capital Management International All Company Fund (Institutional Shares) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
The Brown Capital Management International All Company Fund (Institutional Shares) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
The Brown Capital Management International Small Company Fund (Investor Shares) | AJ Bell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
The Brown Capital Management International Small Company Fund (Investor Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
The Brown Capital Management International Small Company Fund (Investor Shares) | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
The Brown Capital Management International Small Company Fund (Investor Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
The Brown Capital Management International Small Company Fund (Investor Shares) | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
The Brown Capital Management International Small Company Fund (Investor Shares) | Interparfums SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
The Brown Capital Management International Small Company Fund (Investor Shares) | Sectra AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
The Brown Capital Management International Small Company Fund (Investor Shares) | Towa Pharmaceutical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
The Brown Capital Management International Small Company Fund (Investor Shares) | Hiday Hidaka Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Brown Capital Management International Small Company Fund (Investor Shares) | Ambu A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
The Brown Capital Management International Small Company Fund (Investor Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
The Brown Capital Management International Small Company Fund (Investor Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
The Brown Capital Management International Small Company Fund (Investor Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
The Brown Capital Management International Small Company Fund (Investor Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.17%
The Brown Capital Management International Small Company Fund (Investor Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
The Brown Capital Management International Small Company Fund (Investor Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
The Brown Capital Management International Small Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
The Brown Capital Management International Small Company Fund (Institutional Shares) | AJ Bell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
The Brown Capital Management International Small Company Fund (Institutional Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
The Brown Capital Management International Small Company Fund (Institutional Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Interparfums SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Sectra AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Towa Pharmaceutical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Hiday Hidaka Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Ambu A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.17%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%